UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	January 31, 2012
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.52%)
CONSUMER CYCLICAL - (1.99%)
Education Services (1.99%)
Grand Canyon Education, Inc.**	15,500	$260,090

TOTAL CONSUMER CYCLICAL		260,090

CONSUMER DISCRETIONARY - (8.05%)
Casinos & Gaming (0.92%)
WMS Industries, Inc.**	5,500	120,395

Consumer Electronics (3.09%)
Harman International Industries, Inc.	9,550	403,010

Education Services (1.97%)
K12, Inc.**	11,500	257,485

Special Consumer Services (2.07%)
Steiner Leisure Ltd.**	5,475	270,355

TOTAL CONSUMER DISCRETIONARY		1,051,245

ENERGY - (5.58%)
Coal & Consumable Fuels (1.90%)
Cloud Peak Energy, Inc.**	13,100	248,245

Oil & Gas - Drilling (1.00%)
Atwood Oceanics, Inc.**	2,850	131,043

Oil & Gas - Equipment/Services (2.68%)
C&J Energy Services, Inc.**	21,000	349,650

TOTAL ENERGY		728,938

FINANCIALS - (12.27%)
Asset Management (2.31%)
Waddell & Reed Financial, Inc., Class A	11,000	301,950

Diversified Financial Services (4.06%)
Higher One Holdings, Inc.**	31,250	529,375

Investment Bank & Brokerage (3.09%)
FXCM, Inc., Class A	38,400	403,968

Specialized Finance (2.81%)
CBOE Holdings, Inc.	14,350	367,216

TOTAL FINANCIALS		1,602,509

	Shares	Market Value

HEALTH CARE - (26.33%)
Biotechnology (1.43%)
Genomic Health, Inc.**	6,750	$187,313

Health Care - Equipment (2.94%)
Volcano Corp.**	13,700	384,285

Health Care - Managed Care (2.11%)
Accretive Health, Inc.**	10,250	275,008

Health Care - Services (2.33%)
Catalyst Health Solutions, Inc.**	4,450	243,682
HMS Holdings Corp.**	1,850	61,068

		304,750

Health Care - Supplies (5.59%)
Align Technology, Inc.**	8,200	193,192
Merit Medical Systems, Inc.**	38,000	536,180

		729,372

Health Care - Technology (3.45%)
Allscripts Healthcare Solutions, Inc.**	23,550	450,276

Health Care Technology (1.03%)
Quality Systems, Inc.	3,300	133,848

Life Science Tools (7.45%)
Luminex Corp.**	29,700	585,090
PAREXEL International Corp.**	16,100	388,010

		973,100

TOTAL HEALTH CARE		3,437,952

HEALTHCARE - (2.58%)
Healthcare Services (2.58%)
IPC The Hospitalist Co., Inc**	10,000	336,900

TOTAL HEALTHCARE		336,900

INDUSTRIAL - (2.01%)
Electronic Components (2.01%)
Polypore International, Inc.**	6,900	262,752

TOTAL INDUSTRIAL		262,752

INDUSTRIALS - (8.97%)
Aerospace/Defense (3.84%)
Hexcel Corp.**	10,000	250,700
Spirit Aerosystems Holdings, Inc., Class A**	11,000	250,140

		500,840

Construction & Engineering (3.24%)
Chicago Bridge & Iron Co. N.V.	2,750	117,095
Tutor Perini Corp.**	20,150	306,079

		423,174

Machinery - Construction & Farming (1.89%)
Titan International, Inc.	10,250	247,435

TOTAL INDUSTRIALS		1,171,449

	Shares	Market Value
INFORMATION TECHNOLOGY - (23.08%)
Application Software (2.95%)
Netscout Systems, Inc.**	6,200	$128,092
Parametric Technology Corp.**	10,200	256,734

		384,826

Communications Equipment (5.34%)
Aviat Networks, Inc.**	102,000	226,440
Riverbed Technology, Inc.**	19,675	471,020

		697,460

Computer Storage/Peripherals (0.94%)
Intermec, Inc.**	14,475	122,169

IT Consulting & Services (1.99%)
Mistras Group, Inc.**	11,550	260,106

Semiconductor Equipment (2.10%)
Veeco Instruments, Inc.**	11,250	274,612

Semiconductors (5.69%)
EZchip Semiconductor Ltd.**	12,500	408,500
O2Micro International Ltd. - ADR**	14,950	70,863
TriQuint Semiconductor, Inc.**	44,000	263,560

		742,923

Software (3.03%)
Taleo Corp., Class A**	11,000	396,110

Systems Software (1.04%)
TeleCommunication Systems, Inc., Class A**	58,000	135,720

TOTAL INFORMATION TECHNOLOGY		3,013,926

MATERIALS - (1.83%)
Chemicals (1.83%)
Intrepid Potash, Inc.**	10,000	238,900

TOTAL MATERIALS		238,900

TECHNOLOGY - (4.19%)
Electronic Components (1.95%)
DTS, Inc.**	9,000	254,970

Semiconductors (2.24%)
Cree, Inc.**	11,500	292,445

TOTAL TECHNOLOGY		547,415

UTILITIES - (2.64%)
Multi-Utilities (2.64%)
Elster Group SE - ADR**	25,450	344,338

TOTAL UTILITIES		344,338

TOTAL COMMON STOCKS (Cost $11,861,302)		12,996,414

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS (4.23%)
Fifth Third U.S. Treasury Money Market Fund
(0.01% 7 Day Yield)	552,447	$552,447

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $552,447)		552,447

TOTAL INVESTMENTS (103.75%)
(Cost $12,413,749)		$13,548,861

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.75%)		(489,932)

NET ASSETS (100.00%)		$13,058,929

** Non Income Producing Security.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND (SBAGX)	January 31, 2012
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.43%)
CONSUMER CYCLICAL - (1.97%)
Education Services (1.97%)
Grand Canyon Education, Inc.**	6,750	$113,265

TOTAL CONSUMER CYCLICAL		113,265

CONSUMER DISCRETIONARY - (8.02%)
Casinos & Gaming (0.91%)
WMS Industries, Inc.**	2,400	52,536

Consumer Electronics (3.01%)
Harman International Industries, Inc.	4,100	173,020

Education Services (1.95%)
K12, Inc.**	5,000	111,950

Special Consumer Services (2.15%)
Steiner Leisure Ltd.**	2,500	123,450

TOTAL CONSUMER DISCRETIONARY		460,956

ENERGY - (5.62%)
Coal & Consumable Fuels (1.90%)
Cloud Peak Energy, Inc.**	5,750	108,962

Oil & Gas - Drilling (1.04%)
Atwood Oceanics, Inc.**	1,300	59,774

Oil & Gas - Equipment/Services (2.68%)
C&J Energy Services, Inc.**	9,250	154,013

TOTAL ENERGY		322,749

FINANCIALS - (12.26%)
Asset Management (2.27%)
Waddell & Reed Financial, Inc., Class A	4,750	130,387

Diversified Financial Services (4.05%)
Higher One Holdings, Inc.**	13,750	232,925

Investment Bank & Brokerage (3.11%)
FXCM, Inc., Class A	17,000	178,840

Specialized Finance (2.83%)
CBOE Holdings, Inc.	6,350	162,497

TOTAL FINANCIALS		704,649

	Shares	Market Value
HEALTH CARE - (26.29%)
Biotechnology (1.45%)
Genomic Health, Inc.**	3,000	$83,250

Health Care - Equipment (2.93%)
Volcano Corp.**	6,000	168,300

Health Care - Managed Care (2.10%)
Accretive Health, Inc.**	4,500	120,735

Health Care - Services (2.33%)
Catalyst Health Solutions, Inc.**	1,950	106,782
HMS Holdings Corp.**	825	27,233

		134,015

Health Care - Supplies (5.59%)
Align Technology, Inc.**	3,600	84,816
Merit Medical Systems, Inc.**	16,750	236,343

		321,159

Health Care - Technology (3.46%)
Allscripts Healthcare Solutions, Inc.**	10,400	198,848

Health Care Technology (0.99%)
Quality Systems, Inc.	1,400	56,784

Life Science Tools (7.44%)
Luminex Corp.**	13,100	258,070
PAREXEL International Corp.**	7,050	169,905

		427,975

TOTAL HEALTH CARE		1,511,066

HEALTHCARE - (2.58%)
Healthcare Services (2.58%)
IPC The Hospitalist Co., Inc**	4,400	148,236

TOTAL HEALTHCARE		148,236

INDUSTRIAL - (1.99%)
Electronic Components (1.99%)
Polypore International, Inc.**	3,000	114,240

TOTAL INDUSTRIAL		114,240

INDUSTRIALS - (8.89%)
Aerospace/Defense (3.84%)
Hexcel Corp.**	4,400	110,308
Spirit Aerosystems Holdings, Inc., Class A**	4,850	110,289

		220,597

Construction & Engineering (3.16%)
Chicago Bridge & Iron Co. N.V.	1,250	53,225
Tutor Perini Corp.**	8,450	128,356

		181,581

Machinery - Construction & Farming (1.89%)
Titan International, Inc.	4,500	108,630

TOTAL INDUSTRIALS		510,808

	Shares	Market Value
INFORMATION TECHNOLOGY - (23.11%)
Application Software (2.96%)
Netscout Systems, Inc.**	2,750	$56,815
Parametric Technology Corp.**	4,500	113,265

		170,080

Communications Equipment (5.36%)
Aviat Networks, Inc.**	45,000	99,900
Riverbed Technology, Inc.**	8,700	208,278

		308,178

Computer Storage/Peripherals (0.94%)
Intermec, Inc.**	6,400	54,016

IT Consulting & Services (2.00%)
Mistras Group, Inc.**	5,100	114,852

Semiconductor Equipment (2.12%)
Veeco Instruments, Inc.**	5,000	122,050

Semiconductors (5.70%)
EZchip Semiconductor Ltd.**	5,500	179,740
O2Micro International Ltd. - ADR**	6,500	30,810
TriQuint Semiconductor, Inc.**	19,500	116,805

		327,355

Software (2.98%)
Taleo Corp., Class A**	4,750	171,047

Systems Software (1.05%)
TeleCommunication Systems, Inc., Class A**	25,750	60,255

TOTAL INFORMATION TECHNOLOGY		1,327,833

MATERIALS - (1.87%)
Chemicals (1.87%)
Intrepid Potash, Inc.**	4,500	107,505

TOTAL MATERIALS		107,505

TECHNOLOGY - (4.18%)
Electronic Components (1.97%)
DTS, Inc.**	4,000	113,320

Semiconductors (2.21%)
Cree, Inc.**	5,000	127,150

TOTAL TECHNOLOGY		240,470

UTILITIES - (2.65%)
Multi-Utilities (2.65%)
Elster Group SE - ADR**	11,250	152,212

TOTAL UTILITIES		152,212

TOTAL COMMON STOCKS (Cost $5,201,292)		5,713,989

MONEY MARKET MUTUAL FUNDS (4.07%)

	Shares	Market Value
Fifth Third U.S. Treasury Money Market Fund
(0.01% 7 Day Yield)	233,792	$233,792

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $233,792)		233,792

TOTAL INVESTMENTS (103.50%) (Cost $5,435,084)		$5,947,781

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.50%)
		(201,221)

NET ASSETS (100.00%)		$5,746,560

** Non Income Producing Security.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

January 31, 2012 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds’ investments carried at value:

Institutional Small-Cap Growth Fund (SBSCX)

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,996,414	$–	$–	$12,996,414
Money Market Mutual Funds	$552,447	–	–	552,447
Total	$13,548,861	$–	$–	$13,548,861

Small-Cap Growth Fund (SBAGX)

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,713,989	$–	$–	$5,713,989
Money Market Mutual Funds	233,792	–	–	233,792
Total	$5,947,781	$–	$–	$5,947,781

*For detailed Industry descriptions, see the accompanying Statement of Investments.

There were no significant transfers between Level 1 and Level 2 during the period. All securities of the Funds were valued using Level 1 inputs during the period ended January 31, 2012. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at January 31, 2012 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$1,383,524	$617,231
Gross depreciation (excess of tax cost over value)	(268,347)	(114,748)
Net unrealized appreciation	1,115,177	502,483

Cost of investments for income tax purposes	$12,433,684	$5,445,298

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 14, 2012

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	March 14, 2012